Property, plant and equipment, net	12 Months Ended
Dec. 31, 2017
Property, plant and equipment, net
Property, plant and equipment, net

Note 10—Property, plant and equipment, net

“Property, plant and equipment, net” consisted of the following:

	December 31,
($ in millions)	2017	2016
Land and buildings	4,282	3,786
Machinery and equipment	8,336	7,368
Construction in progress	700	515
	13,318	11,669
Accumulated depreciation	(7,955)	(6,926)
Total	5,363	4,743

Assets under capital leases included in “Property, plant and equipment, net” were as follows:

	December 31,
($ in millions)	2017	2016
Land and buildings	176	120
Machinery and equipment	85	47
	261	167
Accumulated depreciation	(120)	(82)
Total	141	85

In 2017, 2016 and 2015, depreciation, including depreciation of assets under capital leases, was $750 million, $767 million and $764 million, respectively.